Consolidated Statements of Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Total revenue		$ 89,434	$ 73,150
Cost of sales, excluding depletion		18,286	16,003
Depletion		37,845	29,028
Total cost of sales		56,131	45,031
Gross profit		33,303	28,119
Expenses and other (income)
Administration expenses	[1]	8,274	6,897
Project evaluation	[1]	5,910	4,356
Gain on revaluation of investments		(9,456)	(31)
Finance expense		3,503	1,661
Mineral, royalty and other interests impairments		2,660	4,475
Finance income		(756)	(76)
Foreign exchange loss		86	2,631
Other		74	(498)
Income before taxes		23,008	8,704
Current income tax expense		2,240	1,290
Deferred income tax expense		4,371	1,542
Income tax expense		6,611	2,832
Net income for the year		$ 16,397	$ 5,872
Earnings per share
Basic earnings per share		$ 0.09	$ 0.03
Diluted earnings per share		$ 0.09	$ 0.03
Weighted average number of common shares outstanding
Basic		177,619,824	183,381,187
Diluted		190,220,013	190,985,786
Sales [member]
Statement [Line Items]
Total revenue		$ 63,602	$ 50,632
Royalty revenue [member]
Statement [Line Items]
Total revenue		$ 25,832	$ 22,518

[1]	Equity settled stock-based compensation (a non cash item) is included in administration expenses and project evaluation $5,180 $3,858